INTANGIBLE ASSETS AND GOODWILL (Intangible assets) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2020	Jan. 03, 2021	Dec. 29, 2019
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	$ 383,864	$ 383,864	$ 383,864
Impairments	94,000	93,989	0
Balance, end of period		289,901	383,864
Carrying amount	383,864	289,901	383,864
Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	594,324	594,324	580,306
Additions		3,159	14,224
Disposals		7,941	206
Balance, end of period		589,542	594,324
Carrying amount	594,324	589,542	580,306
Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(210,460)	(210,460)	(186,733)
Disposals		(3,985)	(18)
Amortization		20,406	22,495
Impairments		72,760
Write-downs and impairments			1,250
Balance, end of period		(299,641)	(210,460)
Carrying amount	(210,460)	(299,641)	(186,733)
Customer contracts and customer relationships
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period			122,645
Balance, end of period		82,358
Carrying amount		82,358	122,645
Customer contracts and customer relationships | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	224,489	224,489	224,489
Additions		0	0
Disposals		0	0
Balance, end of period		224,489	224,489
Carrying amount	224,489	224,489	224,489
Customer contracts and customer relationships | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(101,844)	(101,844)	(89,064)
Disposals		0	0
Amortization		10,670	12,780
Impairments		29,617
Write-downs and impairments			0
Balance, end of period		(142,131)	(101,844)
Carrying amount	(101,844)	(142,131)	(89,064)
License agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period			11,335
Balance, end of period		8,449
Carrying amount		8,449	11,335
License agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	72,750	72,750	69,600
Additions		46	3,150
Disposals		0	0
Balance, end of period		72,796	72,750
Carrying amount	72,750	72,750	72,750
License agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(61,415)	(61,415)	(57,606)
Disposals		0	0
Amortization		2,932	3,809
Impairments		0
Write-downs and impairments			0
Balance, end of period		(64,347)	(61,415)
Carrying amount	(61,415)	(61,415)	(61,415)
Computer software
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period			26,220
Balance, end of period		19,273
Carrying amount		19,273	26,220
Computer software | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	69,123	69,123	58,255
Additions		3,113	11,074
Disposals		7,941	206
Balance, end of period		64,295	69,123
Carrying amount	69,123	69,123	69,123
Computer software | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(42,903)	(42,903)	(36,465)
Disposals		(3,985)	(18)
Amortization		6,104	5,206
Impairments		0
Write-downs and impairments			1,250
Balance, end of period		(45,022)	(42,903)
Carrying amount	(42,903)	(45,022)	(36,465)
Non-compete agreements
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period			0
Balance, end of period		0
Carrying amount		0	0
Non-compete agreements | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	1,790	1,790	1,790
Additions		0	0
Disposals		0	0
Balance, end of period		1,790	1,790
Carrying amount	1,790	1,790	1,790
Non-compete agreements | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(1,790)	(1,790)	(1,790)
Disposals		0	0
Amortization		0	0
Impairments		0
Write-downs and impairments			0
Balance, end of period		(1,790)	(1,790)
Carrying amount	(1,790)	(1,790)	(1,790)
Trademarks
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period			223,664
Balance, end of period		179,821
Carrying amount		179,821	223,664
Trademarks | Gross carrying amount
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	226,172	226,172	226,172
Additions		0	0
Disposals		0	0
Balance, end of period		226,172	226,172
Carrying amount	226,172	226,172	226,172
Trademarks | Accumulated amortization
Changes in intangible assets other than goodwill [abstract]
Balance, beginning of period	(2,508)	(2,508)	(1,808)
Disposals		0	0
Amortization		700	700
Impairments		43,143
Write-downs and impairments			0
Balance, end of period		(46,351)	(2,508)
Carrying amount	$ (2,508)	$ (46,351)	$ (1,808)